Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments [Abstract]
Schedule of Derivative Instruments [Table Text Block]
Derivative assets and liabilities relating to the foregoing categories consisted of the following:
	Derivative Assets		Derivative Liabilities
As at	December 31	December 31	December 31	December 31
millions of Canadian dollars	2017	2016	2017	2016
Cash flow hedges
Power swaps	$5	$10	$2	$5
Foreign exchange forwards	2	-	5	22
	7	10	7	27
Regulatory deferral
Commodity swaps and forwards
Coal purchases	137	83	10	9
Power purchases	5	7	3	4
Natural gas purchases and sales	6	33	7	2
Heavy fuel oil purchases	15	10	4	7
Foreign exchange forwards	32	106	4	-
	195	239	28	22
HFT derivatives
Power swaps and physical contracts	125	47	162	71
Natural gas swaps, futures, forwards, physical contracts	105	111	294	484
	230	158	456	555
Other derivatives
Interest rate swap	2	-	-	1
Foreign exchange forwards	-	-	-	1
	2	-	-	2
Total gross current derivatives	434	407	491	606
Impact of master netting agreements with intent to settle net or simultaneously	(181)	(131)	(181)	(131)
	253	276	310	475
Current	141	145	227	325
Long-term	112	131	83	150
Total derivatives	$253	$276	$310	$475
Derivative assets and liabilities are classified as current or long-term based upon the maturities of the underlying contracts.

Offsetting Liabilities [Table Text Block]
Details of master netting agreements, shown net on the Consolidated Balance Sheets, are summarized in the following table:

	Derivative Assets		Derivative Liabilities
As at	December 31	December 31	December 31	December 31
millions of Canadian dollars	2017	2016	2017	2016
Regulatory deferral	$14	$10	$14	$10
HFT derivatives	167	121	167	121
Total impact of master netting agreements withintent to settle net or simultaneously	$181	$131	$181	$131

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
For the	Year ended December 31
millions of Canadian dollars			2017			2016
		Interest	Foreign		Interest	Foreign
	Power	rate	exchange	Power	rate	exchange
	swaps	swaps	forwards	swaps	swaps	forwards
Realized gain (loss) in non-regulated fuel for generation and purchased power	3	-	-	2	-	-
Realized gain (loss) in operating revenue – Regulated	-	-	(10)	-	-	(12)
Realized gain (loss) in income from equity investments	-	-	-	-	(1)	-
Total gains (losses) in Net income	$3	$-	$(10)	$2	$(1)	$(12)

As at	December 31
millions of Canadian dollars			2017			2016
		Interest	Foreign		Interest	Foreign
	Power	rate	exchange	Power	rate	exchange
	swaps	swaps	forwards	swaps	swaps	forwards
Total unrealized gain (loss) in AOCI – effective portion, net of tax	$-	$-	$(3)	$2	$-	$(22)

The Company expects $5 million of unrealized losses currently in AOCI to be reclassified into net income within the next twelve months, as the underlying hedged transactions settle.

As at December 31, 2017, the Company had the following notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle as outlined below:

millions	2018	2019	2020	2021	2022
Foreign exchange forwards (USD) sales	$45	$30	$30	$-	$-

Schedule Of Regulatory Deferred Gain Losses Derivatives [Table Text Block]
For the	Year ended December 31
millions of Canadian dollars			2017			2016
	Commodity swaps and forwards	Physical natural gas purchases and sales	Foreign exchange forwards	Commodity swaps and forwards	Physical natural gas purchases and sales	Foreign exchange forwards
Unrealized gain (loss) in regulatory assets	$(33)	$(1)	$(4)	$40	$-	$(2)
Unrealized gain (loss) in regulatory liabilities	83	1	(30)	101	(1)	(30)
Realized (gain) loss in regulatory assets	-	-	-	-	-	12
Realized (gain) loss in regulatory liabilities	(2)	-	-	-	-	(8)
Realized (gain) loss in inventory (1)	(17)	-	(30)	5	-	(44)
Realized (gain) loss in regulated fuel for generation and purchased power (2)	(3)	-	(14)	17	(1)	(18)
Total change derivative instruments	$28	$-	$(78)	$163	$(2)	$(90)
(1) Realized (gains) losses will be recognized in fuel for generation and purchased power when the hedged item is consumed.
(2) Realized (gains) losses on derivative instruments settled and consumed in the period; hedging relationships that have been terminated or the hedged transaction is no longer probable.

Schedule Of Regulatory Commody Swaps Forwards [Table Text Block]
	2018	2019-2021
millions	Purchases	Purchases
Coal (metric tonnes)	1	1
Natural Gas (Mmbtu)	30	14
Heavy fuel oil (bbls)	-	1

	2018	2019-2020
Foreign exchange contracts (millions of US dollars)	$144	$156
Weighted average rate	1.1061	1.2001
% of USD requirements	79%	40%

The Company reassesses foreign exchange forecasted periodically and will enter into additional hedges or unwind existing hedges, as required.

Unrealized Gain (Loss) on Investments [Table Text Block]
For the	Year ended December 31
millions of Canadian dollars	2017	2016
Power swaps and physical contracts in non-regulated operating revenues	$7	$(1)
Natural gas swaps, forwards, futures and physical contracts in non-regulated operating revenues	401	69
Natural gas swaps, forwards, futures and physical contracts in non-regulated fuel for generation and purchased power	10	(7)
Power swaps, forwards, futures and physical contracts in non-regulated fuel for generation and purchased power	2	-
Foreign exchange options in other income (expenses), net	-	(2)
	$420	$59

Offsetting Liabilities Expected To Settle [Table Text Block]
millions	2018	2019	2020	2021	2022
Natural gas purchases (Mmbtu)	325	134	62	44	41
Natural gas sales (Mmbtu)	250	56	21	8	2
Power purchases (MWh)	7	2	-	-	-
Power sales (MWh)	8	1	-	-	-
Foreign exchange options (USD)	$2	$4	$-	$-	$-

Derivative Documentation Unmet [Table Text Block]
Other Derivatives

The Company has recognized the following realized and unrealized gains (losses) with respect to cash flow hedges which documentation requirements have not been met:

For the	Year ended December 31
millions of Canadian dollars		2017		2016
	Interest	Foreign	Interest	Foreign
	rate	exchange	rate	exchange
	swaps	forwards	swaps	forwards
Realized gain (loss) in other income (expense)	$-	$-	$-	$(87)
Unrealized gain (loss) in interest expense, net	2	-	2	-
Total gains (losses) in net income	$2	$-	$2	$(87)

As at December 31, 2017, the Company had interest rate swaps in place for the $250 million non-revolving term credit facility in Brunswick Pipeline for interest payments until the debt matures in 2019.

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
Concentration Risk

The Company's concentrations of risk consisted of the following:

As at	December 31, 2017		December 31, 2016
	millions of Canadian dollars	% of total exposure	millions of Canadian dollars	% of total exposure
Receivables, net
Regulated utilities
Residential	$326	23%	$315	24%
Commercial	161	11%	170	13%
Industrial	46	3%	38	3%
Other	96	7%	69	5%
	629	44%	592	45%
Trading group
Credit rating of A- or above	55	4%	52	4%
Credit rating of BBB- to BBB+	61	4%	60	5%
Not rated	96	7%	57	4%
	212	15%	169	13%
Other accounts receivable	300	22%	253	20%
	1,141	81%	1,014	78%
Derivative Instruments (current and long-term)
Credit rating of A- or above	207	15%	252	20%
Credit rating of BBB- to BBB+	10	1%	1	0%
Not rated	36	3%	23	2%
	253	19%	276	22%
	$1,394	100%	$1,290	100%

Schedule of Financial Instruments Owned and Pledged as Collateral [Table Text Block]
As at	December 31	December 31
millions of Canadian dollars	2017	2016
Cash collateral provided to others	$119	$91
Cash collateral received from others	99	52